CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts		Rp 64,722		Rp 66,957
Less cash and cash equivalents	$ (1,465)	(20,589)	$ (1,298)	(18,241)	Rp (17,435)	Rp (25,145)
Net debt		44,113		48,716
Total equity attributable to owners of the parent company		Rp 102,374		Rp 99,796
Net debt-to-equity ratio (as a percent)	43.11%	43.11%	48.82%	48.82%